ACCOUNTS RECEIVABLE (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($) Customer	Dec. 31, 2019 CAD ($)
Accounts receivables [Abstract]
Accounts receivable	$ 363,653	$ 745,002
Provision for doubtful account	$ 0
Concentration risks [Abstract]
Number of customers | Customer	1
Percentage of account receivable	95.00%
One Major Customer [Member]
Concentration risks [Abstract]
Percentage of account receivable	73.00%	98.00%
Percentage of total revenue	95.00%	99.00%